Other Current Assets (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Current Assets [Abstract]
Inventories	$ 20,304	$ 25,640
Deferred mobilization expenses	66,169	75,804
Prepayments and advances	28,071	14,425
Insurance claims (Note 13)	7,201	2,012
Other	3,719	15,994
Balance at end of year/period	$ 125,464	$ 133,875